Acquisitions and Dispositions (Fair Value Of The Assets Acquired And Liabilities) (Details) - USD ($) $ in Millions	Oct. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 1,761	$ 1,265	$ 1,265
Centauri L L C
Business Acquisition [Line Items]
Fair value of total consideration paid	$ 830
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and equivalents	7
Accounts receivable	78
Contract assets	19
Other current assets	1
Total current assets	105
Property, plant, and equipment, net	18
Operating lease right-of-use assets	36
Intangible assets, net	226
Other assets	1
Total assets	386
Accounts payable	29
Contract liabilities	2
Accrued salaries, wages and benefits	39
Operating lease liabilities	6
Total current liabilities	76
Deferred income taxes	19
Operating lease liabilities	30
Other liabilities	7
Total liabilities	132
Net assets acquired	254
Goodwill	$ 576